UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2; Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares				Value
	COMMON STOCK - 68.7%
	AEROSPACE/DEFENSE - 1.3%
550	Lockheed Martin Corp.			$ 70,153
1,900	Northrop Grumman Corp.			180,994
				251,147
	AGRICULTURE - 1.0%
1,500	Archer-Daniels-Midland Co.			55,260
3,300	Lorillard, Inc.			147,774
				203,034
	AIRLINES - 1.0%
7,950	Delta Air Lines, Inc.			187,540

	APPAREL - 0.8%
1,550	Hanesbrands, Inc.			96,581
400	Michael Kors Holdings Ltd. *			29,808
300	NIKE, Inc.			21,792
				148,181
	AUTO MANUFACTURERS - 0.6%
2,575	Oshkosh Corp. *			126,123

	AUTO PARTS & EQUIPMENT - 0.5%
700	Johnson Controls, Inc.			29,050
900	Lear Corp.			64,413
				93,463
	BANKS - 5.2%
4,100	Citigroup, Inc.			198,891
3,800	Fifth Third Bancorp			68,552
875	Goldman Sachs Group, Inc.			138,434
5,090	JPMorgan Chase & Co.			263,102
8,450	Wells Fargo & Co.			349,154
				1,018,133
	BEVERAGES - 1.1%
1,800	Coca-Cola Co.			68,184
350	Constellation Brands, Inc. *			20,090
2,000	Dr. Pepper Snapple Group, Inc.			89,640
500	PepsiCo, Inc.			39,750
				217,664
	BIOTECHNOLOGY - 1.9%
1,885	Amgen, Inc.			211,007
100	Biogen Idec, Inc. *			24,076
550	Celgene Corp. *			84,662
825	United Therapeutics Corp. *			65,051
				384,796
	BUILDING MATERIALS - 0.1%
300	Lennox International, Inc.			22,578
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares				Value
	CHEMICALS - 1.6%
500	EI du Pont de Nemours & Co.			$ 29,280
1,800	LyondellBasell Industries NV			131,832
975	PPG Industries, Inc.			162,883
				323,995
	COMMERCIAL SERVICES - 1.4%
1,700	Booz Allen Hamilton Holding Corp. - Cl. A			32,844
900	Manpowergroup, Inc.			65,466
120	Mastercard, Inc. - Cl. A			80,734
600	McGraw Hill Financial, Inc.			39,354
700	Moody's Corp.			49,231
				267,629
	COMPUTERS - 4.3%
310	Apple, Inc.			147,792
3,675	Computer Sciences Corp.			190,144
5,350	Hewlett-Packard Co.			112,243
1,330	International Business Machines Corp.			246,289
1,700	Lexmark International, Inc.			56,100
2,150	NetApp, Inc.			91,633
				844,201
	COSMETICS/PERSONAL CARE - 0.9%
2,425	Procter & Gamble Co.			183,306

	DISTRIBUTION/WHOLESALE - 0.1%
110	WW Grainger, Inc.			28,788

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
3,375	Discover Financial Services			170,572
6,000	SLM Corp.			149,400
975	Visa, Inc. - Cl. A			186,322
				506,294
	ELECTRIC - 1.5%
3,300	AES Corp.			43,857
1,250	Ameren Corp.			43,550
1,950	Edison International			89,817
1,000	National Fuel Gas Co.			68,760
900	Pinnacle West Capital Corp.			49,266
				295,250
	ELECTRONICS - 0.9%
900	Gentex Corp.			23,031
1,750	Honeywell International, Inc.			145,320
				168,351
	ENGINEERING & CONSTRUCTION - 0.4%
2,300	AECOM Technology Corp. *			71,921

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares				Value
	ENTERTAINMENT - 0.1%
1,400	International Game Technology			$ 26,502

	FOOD - 2.0%
200	Hershey Co.			18,500
4,700	Kroger Co.			189,598
6,600	Tyson Foods, Inc.			186,648
1	WhiteWave Foods Co. *			14
2	WhiteWave Foods Co. - Cl. A *			38
				394,798
	GAS - 0.2%
875	Atmos Energy Corp.			37,266

	HAND/MACHINE TOOLS - 0.1%
300	Snap-on, Inc.			29,850

	HEALTHCARE PRODUCTS - 2.2%
800	Becton Dickinson and Co.			80,016
7,600	Boston Scientific Corp. *			89,224
700	Medtronic, Inc.			37,275
400	ResMed, Inc.			21,128
3,700	St. Jude Medical, Inc.			198,468
				426,111
	HEALTHCARE SERVICES - 1.1%
300	Aetna, Inc.			19,206
2,500	Cigna Corp.			192,150
				211,356
	HOME FURNISHINGS - 0.5%
700	Whirlpool Corp.			102,508

	HOUSEHOLD PRODUCTS/WARES - 0.2%
425	Kimberly-Clark Corp.			40,044

	INSURANCE - 3.2%
1,400	American International Group, Inc.			68,082
650	Berkshire Hathaway, Inc. *			73,782
1,450	Everest Re Group Ltd.			210,844
1,800	Lincoln National Corp.			75,582
1,300	MetLife, Inc.			61,035
1,200	StanCorp Financial Group, Inc.			66,024
950	Travelers Cos, Inc.			80,532
				635,881
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares				Value
	INTERNET - 2.8%
1,500	Facebook, Inc. - Cl. A *			$ 75,360
425	Netflix, Inc. *			131,414
1,700	Symantec Corp.			42,075
1,000	VeriSign, Inc. *			50,890
7,400	Yahoo!, Inc. *			245,384
				545,123
	IRON/STEEL - 0.2%
400	Nucor Corp.			19,608
400	Reliance Steel & Aluminum Co.			29,308
				48,916
	LEISURE TIME - 0.2%
350	Polaris Industries, Inc.			45,213

	LODGING - 0.3%
900	Starwood Hotels & Resorts Worldwide, Inc.			59,805

	MACHINERY - DIVERSIFIED - 0.6%
1,900	AGCO Corp.			114,798

	MEDIA - 1.8%
350	AMC Networks, Inc. *			23,968
5,800	Cablevision Systems Corp.			97,672
2,100	CBS Corp.			115,836
825	Comcast Corp.			37,249
1,100	Time Warner, Inc.			72,391
				347,116
	MISCELLANEOUS MANUFACTURING - 1.5%
700	AO Smith Corp.			31,640
8,775	General Electric Co.			209,635
1,000	Trinity Industries, Inc.			45,350
				286,625
	OIL & GAS - 5.7%
1,700	Cabot Oil & Gas Corp.			63,444
1,950	Chevron Corp.			236,925
2,200	ConocoPhillips			152,922
650	EOG Resources, Inc.			110,032
3,765	Exxon Mobil Corp.			323,941
1,000	Helmerich & Payne, Inc.			68,950
400	Hess Corp.			30,936
150	Marathon Petroleum Corp.			9,648
1,200	Murphy Oil Corp.			72,384
900	Phillips 66			52,038
				1,121,220
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares				Value
	OIL & GAS SERVICES - 0.9%
2,400	Halliburton Co.			$ 115,560
600	Schlumberger Ltd.			53,016
				168,576
	PACKAGING & CONTAINERS - 0.5%
1,600	Packaging Corp. of America			91,344

	PHARMACEUTICALS - 3.7%
1,275	AbbVie, Inc.			57,031
450	AmerisourceBergen Corp.			27,495
600	Cardinal Health, Inc.			31,290
1,525	Eli Lilly & Co.			76,753
350	Express Scripts Holding Co. *			21,623
1,105	Johnson & Johnson			95,792
900	McKesson Corp.			115,470
10,358	Pfizer, Inc.			297,378
				722,832
	REITS - 1.6%
3,950	Brandywine Realty Trust			52,061
800	Corrections Corp. of America			27,640
2,600	Omega Healthcare Investors, Inc.			77,662
900	Public Storage			144,495
800	Weyerhaeuser Co.			22,904
				324,762
	RETAIL - 4.0%
1,250	Costco Wholesale Corp.			143,900
1,100	Domino's Pizza, Inc.			74,745
1,900	GameStop Corp. - Cl. A			94,335
1,700	Home Depot, Inc.			128,945
1,000	Lowe's Cos, Inc.			47,610
200	Nu Skin Enterprises, Inc.			19,148
1,075	Starbucks Corp.			82,743
1,625	TJX Cos, Inc.			91,634
1,400	Wal-Mart Stores, Inc.			103,544
				786,604
	SAVINGS & LOANS - 0.1%
1,300	Washington Federal, Inc.			26,884

	SEMICONDUCTORS - 1.7%
1,300	First Solar, Inc. *			52,273
1,800	Linear Technology Corp.			71,388
2,800	Micron Technology, Inc. *			48,916
3,600	Xilinx, Inc.			168,696
				341,273
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares				Value
	SOFTWARE - 1.9%
2,100	Activision Blizzard, Inc.			$ 35,007
1,800	Adobe Systems, Inc. *			93,492
3,400	Electronic Arts, Inc. *			86,870
2,640	Microsoft Corp.			87,938
1,700	Oracle Corp.			56,389
300	Workday, Inc. - Cl. A *			24,279
				383,975
	TELECOMMUNICATIONS - 3.0%
4,300	AT&T, Inc.			145,426
198	Aviat Networks, Inc. *			511
8,700	Cisco Systems, Inc.			203,754
1,300	Harris Corp.			77,090
3,650	Verizon Communications, Inc.			170,309
				597,090
	TRANSPORTATION - 0.8%
1,050	Con-way, Inc.			45,245
700	Union Pacific Corp.			108,738
				153,983
	WATER - 0.6%
2,275	American Water Works Co., Inc.			93,912
875	Aqua America, Inc.			21,639
				115,551

	TOTAL COMMON STOCK (Cost - $11,509,531)			13,528,400

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 29.3%
	AGRICULTURE - 0.0%
$ 4,000	Altria Group, Inc.	9.7000	11/10/2018	$ 5,288

	BEVERAGES - 0.1%
25,000	PepsiCo, Inc.	2.5000	5/10/2016	26,011

	COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.0000	6/20/2042	14,332

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
35,000	American Express Co.	7.2500	5/20/2014	36,481
10,000	General Electric Capital Corp.	6.7500	3/15/2032	11,928
				48,409
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	ELECTRIC - 0.2%
$ 10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	$ 12,788
8,000	Dominion Resources, Inc.	4.4500	3/15/2021	8,572
15,000	Georgia Power Co.	5.4000	6/1/2040	15,965
				37,325
	OIL & GAS - 0.1%
10,000	ConocoPhillips	4.6000	1/15/2015	10,507

	PHARMACEUTICALS - 0.1%
15,000	Pfizer, Inc.	6.2000	3/15/2019	18,066

	PIPELINES - 0.4%
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,170
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	15,735
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	47,339
				75,244
	RETAIL - 0.2%
10,000	McDonald's Corp.	6.3000	10/15/2037	12,403
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	18,619
				31,022
	TELECOMMUNICATIONS - 0.1%
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,062

	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	18,432

	U.S. GOVERNMENT - 11.8%
145,000	United States Treasury Bond	3.5000	2/15/2039	142,236
180,000	United States Treasury Bond	4.7500	2/15/2041	215,691
80,000	United States Treasury Note	0.2500	4/30/2014	80,081
85,000	United States Treasury Note	0.2500	9/15/2015	84,880
460,000	United States Treasury Note	0.6250	8/31/2017	452,848
525,000	United States Treasury Note	0.7500	3/31/2018	513,844
140,000	United States Treasury Note	1.7500	5/15/2022	132,595
60,000	United States Treasury Note	2.5000	8/15/2023	59,391
265,000	United States Treasury Note	2.6250	8/15/2020	276,573
350,000	United States Treasury Note	3.1250	5/15/2021	374,063
				2,332,202
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCY - 6.2%
$ 145,000	Federal Home Loan Banks	5.2500	6/18/2014	$ 150,289
155,000	Federal Home Loan Banks	5.3750	5/18/2016	174,487
25,000	Federal Home Loan Mortgage Corp.	0.8750	10/28/2013	25,015
110,000	Federal Home Loan Mortgage Corp.	1.0000	7/30/2014	110,795
70,000	Federal Home Loan Mortgage Corp.	1.0000	8/27/2014	70,543
195,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	214,582
140,000	Federal National Mortgage Association	5.0000	5/11/2017	159,407
145,000	Federal National Mortgage Association	5.3750	7/15/2016	163,694
130,000	Federal National Mortgage Association	5.3750	6/12/2017	149,979
				1,218,791
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 9.7%
44,580	Federal Home Loan Mortgage Corp.	3.5000	3/1/2042	45,281
16,183	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	17,105
88,634	Federal Home Loan Mortgage Corp.	4.5000	11/1/2039	94,297
13,117	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	14,170
4,998	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	5,405
28,991	Federal Home Loan Mortgage Corp.	5.5000	4/1/2038	31,351
12,973	Federal Home Loan Mortgage Corp.	6.0000	1/1/2038	14,119
10,208	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	11,113
21,987	Federal Home Loan Mortgage Corp.	6.0000	6/1/2038	23,928
117,742	Federal National Mortgage Association	2.5000	4/1/2023	120,220
98,185	Federal National Mortgage Association	3.0000	3/1/2042	96,003
97,312	Federal National Mortgage Association	3.0000	2/1/2043	95,150
128,451	Federal National Mortgage Association	3.0000	5/1/2043	125,597
60,000	Federal National Mortgage Association	3.5000	12/1/2041	61,123
52,110	Federal National Mortgage Association	3.5000	4/1/2042	53,087
5,928	Federal National Mortgage Association	4.0000	5/1/2014	6,053
57,742	Federal National Mortgage Association	4.0000	8/1/2019	60,884
5,475	Federal National Mortgage Association	4.0000	10/1/2020	5,818
33,602	Federal National Mortgage Association	4.0000	3/1/2021	35,722
73,414	Federal National Mortgage Association	4.0000	5/1/2021	78,047
19,090	Federal National Mortgage Association	4.0000	2/1/2022	20,279
8,443	Federal National Mortgage Association	4.0000	2/1/2025	8,962
22,528	Federal National Mortgage Association	4.0000	7/1/2025	23,913
42,467	Federal National Mortgage Association	4.0000	10/1/2040	44,559
18,722	Federal National Mortgage Association	4.0000	11/1/2040	19,644
41,600	Federal National Mortgage Association	4.0000	2/1/2041	43,650
36,870	Federal National Mortgage Association	4.0000	12/1/2041	38,689
17,029	Federal National Mortgage Association	4.5000	11/1/2019	18,116
8,986	Federal National Mortgage Association	4.5000	6/1/2024	9,549
10,171	Federal National Mortgage Association	4.5000	6/1/2025	10,811
4,465	Federal National Mortgage Association	4.5000	9/1/2035	4,765
26,718	Federal National Mortgage Association	4.5000	3/1/2039	28,521
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 9.7% (Cont.)
$ 27,017	Federal National Mortgage Association	4.5000	11/1/2039	$ 28,840
44,834	Federal National Mortgage Association	4.5000	6/1/2040	47,928
104,832	Federal National Mortgage Association	4.5000	10/1/2040	112,065
42,368	Federal National Mortgage Association	4.5000	11/1/2040	45,292
30,310	Federal National Mortgage Association	4.5000	5/1/2041	32,402
11,636	Federal National Mortgage Association	5.0000	3/1/2023	12,480
32,616	Federal National Mortgage Association	5.0000	9/1/2033	35,405
34,001	Federal National Mortgage Association	5.0000	5/1/2035	36,838
2,995	Federal National Mortgage Association	5.0000	10/1/2035	3,245
38,620	Federal National Mortgage Association	5.0000	2/1/2036	41,842
37,876	Federal National Mortgage Association	5.0000	6/1/2040	41,238
52,700	Federal National Mortgage Association	5.0000	8/1/2041	57,512
11,291	Federal National Mortgage Association	5.5000	6/1/2022	12,269
29,708	Federal National Mortgage Association	5.5000	11/1/2035	32,378
22,773	Federal National Mortgage Association	5.5000	12/1/2039	24,777
18,165	Federal National Mortgage Association	6.0000	3/1/2036	20,119
7,820	Federal National Mortgage Association	6.0000	3/1/2037	8,549
14,651	Federal National Mortgage Association	6.0000	8/1/2037	15,989
4,815	Federal National Mortgage Association	6.0000	5/1/2038	5,255
20,101	Federal National Mortgage Association	6.0000	6/1/2038	21,937
11,241	Federal National Mortgage Association	6.5000	3/1/2037	12,931
971	Federal National Mortgage Association	7.0000	6/1/2029	1,133
				1,916,355

	TOTAL BONDS & NOTES (Cost - $5,788,003)			5,778,046

Shares
	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
387,752	AIM STIT Liquid Assets Portfolio, to yield 0.0% (Cost - $387,752) (a)			387,752

	TOTAL INVESTMENTS - 100.0% (Cost - $17,685,286) (b)			$ 19,694,198
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%			(6,307)
	NET ASSETS - 100.0%			$ 19,687,891

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $17,738,763 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 2,130,875
		Unrealized depreciation:		(175,440)
		Net unrealized appreciation:		$ 1,955,435

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 1.2%
5,700	AAR Corp.	$ 155,781
2,600	Alliant Techsystems, Inc.	253,656
350	Esterline Technologies Corp. *	27,962
37,700	Exelis, Inc.	592,267
3,325	Orbital Sciences Corp. *	70,423
		1,100,089
	AGRICULTURE - 0.1%
4,775	Alliance One International, Inc. *	13,895
400	Andersons, Inc.	27,960
625	Universal Corp.	31,831
		73,686
	AIRLINES - 1.6%
450	Alaska Air Group, Inc.	28,179
46,200	Delta Air Lines, Inc.	1,089,858
7,225	Republic Airways Holdings, Inc. *	85,977
5,250	SkyWest, Inc.	76,230
6,425	US Airways Group, Inc. *	121,818
		1,402,062
	APPAREL - 1.7%
350	G-III Apparel Group Ltd. *	19,107
18,700	Hanesbrands, Inc.	1,165,197
2,200	Michael Kors Holdings Ltd. *	163,944
2,775	Skechers U.S.A., Inc. - Cl. A *	86,330
150	Steven Madden Ltd. *	8,075
2,050	Unifi, Inc. *	47,888
700	Wolverine World Wide, Inc.	40,761
		1,531,302
	AUTO MANUFACTURERS - 1.1%
20,200	Oshkosh Corp. *	989,396

	AUTO PARTS & EQUIPMENT - 1.0%
900	Cooper Tire & Rubber Co.	27,720
2,500	Dana Holding Corp.	57,100
1,525	Tenneco, Inc. *	77,012
4,600	Tower International, Inc. *	91,954
5,600	TRW Automotive Holdings Corp. *	399,336
3,900	Visteon Corp. *	294,996
		948,118
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	BANKS - 3.8%
5,100	BancorpSouth, Inc.	$ 101,694
2,400	Enterprise Financial Services Corp.	40,272
1,800	Farmers Capital Bank Corp. *	39,348
3,893	Fidelity Southern Corp.	59,718
35,700	Fifth Third Bancorp	644,028
6,975	First Interstate Bancsystem, Inc. - Cl. A	168,446
4,575	First Merchants Corp.	79,285
1,375	Hanmi Financial Corp.	22,784
1	Horizon Bancorp	23
6,550	M&T Bank Corp.	733,076
3,950	MB Financial, Inc.	111,548
1,500	Mercantile Bank Corp.	32,670
425	Merchants Bancshares, Inc.	12,304
3,150	Metro Bancorp, Inc. *	66,181
5,450	Pinnacle Financial Partners, Inc. *	162,464
2,600	Preferred Bank *	46,254
4,800	PrivateBancorp, Inc.	102,720
2,850	S&T Bancorp, Inc.	69,027
750	Sierra Bancorp	11,798
144,400	Synovus Financial Corp.	476,520
2,250	Trico Bancshares	51,255
425	Trustmark Corp.	10,880
1,200	Union First Market Bankshares Corp.	28,044
2,500	United Community Banks, Inc. *	37,500
15,175	United Community Banks, Inc. *	227,625
3,975	WesBanco, Inc.	118,177
		3,453,641
	BEVERAGES - 1.3%
13,700	Dr. Pepper Snapple Group, Inc.	614,034
2,300	Green Mountain Coffee Roasters, Inc. *	173,259
8,700	Molson Coors Brewing Co.	436,131
		1,223,424
	BIOTECHNOLOGY - 2.2%
175	Acorda Therapeutics, Inc. *	5,999
300	Aegerion Pharmaceuticals, Inc. *	25,713
1,100	Alexion Pharmaceuticals, Inc. *	127,776
375	Alnylam Pharmaceuticals, Inc. *	24,004
1,000	AMAG Pharmaceuticals, Inc. *	21,480
1,025	Astex Pharmaceuticals, Inc. *	8,692
5,200	Charles River Laboratories International, Inc. *	240,552
1,850	Cubist Pharmaceuticals, Inc. *	117,567
1,625	InterMune, Inc. *	24,976
17,600	Myriad Genetics, Inc. *	413,600
9,125	NPS Pharmaceuticals, Inc. *	290,266
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	BIOTECHNOLOGY - 2.2% (Cont.)
2,600	PDL BioPharma, Inc.	$ 20,722
1,350	Seattle Genetics, Inc. *	59,170
7,900	United Therapeutics Corp. *	622,915
		2,003,432
	BUILDING MATERIALS - 0.5%
3,312	AAON, Inc.	87,967
1,275	Comfort Systems USA, Inc.	21,433
4,300	Lennox International, Inc.	323,618
2,750	PGT, Inc. *	27,253
		460,271
	CHEMICALS - 1.1%
2,525	American Pacific Corp. *	138,269
1,525	HB Fuller Co.	68,915
4,300	PPG Industries, Inc.	718,358
975	Quaker Chemical Corp.	71,224
		996,766
	COAL - 0.0%
1,600	SunCoke Energy, Inc. *	27,200

	COMMERCIAL SERVICES - 4.5%
475	Albany Molecular Research, Inc. *	6,123
900	AMN Healthcare Services, Inc. *	12,384
2,725	Barrett Business Services, Inc.	183,420
18,000	Booz Allen Hamilton Holding Corp. - Cl. A	347,760
950	Brink's Co.	26,885
275	Capella Education Co. *	15,554
3,000	Cardtronics, Inc. *	111,300
175	Chemed Corp.	12,513
13,675	Convergys Corp.	256,406
2,325	Deluxe Corp.	96,859
2,800	Euronet Worldwide, Inc. *	111,440
1,375	Grand Canyon Education, Inc. *	55,385
575	Healthcare Services Group, Inc.	14,812
350	Heartland Payment Systems, Inc.	13,902
300	Huron Consulting Group, Inc. *	15,783
2,825	Insperity, Inc.	106,220
6,300	Live Nation Entertainment, Inc. *	116,865
8,300	Manpowergroup, Inc.	603,742
8,300	McGraw Hill Financial, Inc.	544,397
7,500	Moody's Corp.	527,475
3,100	PAREXEL International Corp. *	155,713
7,875	Providence Service Corp. *	225,934
4,875	Quad/Graphics, Inc.	148,005
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	COMMERCIAL SERVICES - 4.5% (Cont.)
23,300	RR Donnelley & Sons Co.	$ 368,140
975	Valassis Communications, Inc.	28,158
		4,105,175
	COMPUTERS - 3.1%
29,900	Brocade Communications Systems, Inc. *	240,695
4,450	CIBER, Inc. *	14,685
17,700	Computer Sciences Corp.	915,798
4,300	DST Systems, Inc.	324,263
1,550	Electronics For Imaging, Inc. *	49,104
1,000	j2 Global, Inc.	49,520
6,500	Lexmark International, Inc.	214,500
1,775	Manhattan Associates, Inc. *	169,424
4,800	NetApp, Inc.	204,576
1,600	Silicon Graphics International Corp. *	26,000
500	Synaptics, Inc. *	22,140
1,400	Syntel, Inc.	112,140
6,900	Western Digital Corp.	437,460
		2,780,305
	COSMETICS/PERSONAL CARE - 0.2%
5,600	Inter Parfums, Inc.	167,944

	DISTRIBUTION/WHOLESALE - 1.4%
13,100	Arrow Electronics, Inc. *	635,743
450	MWI Veterinary Supply, Inc. *	67,212
4,600	Owens & Minor, Inc.	159,114
2,025	United Stationers, Inc.	88,087
1,280	WW Grainger, Inc.	334,989
		1,285,145
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
1,425	Aircastle Ltd.	24,809
10,400	Discover Financial Services	525,616
1,225	FBR & Co. *	32,842
8,200	Gain Capital Holdings, Inc.	103,238
3,425	Home Loan Servicing Solutions Ltd.	75,384
3,700	Legg Mason, Inc.	123,728
550	MarketAxess Holdings, Inc.	33,022
5,800	Nationstar Mortgage Holdings, Inc. *	326,134
7,750	Nelnet, Inc. - Cl. A	297,987
1,475	Portfolio Recovery Associates, Inc. *	88,411
45,800	SLM Corp.	1,140,420
7,700	Waddell & Reed Financial, Inc.	396,396
15	Walter Investment Management Corp. *	593
200	World Acceptance Corp. *	17,984
		3,186,564
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	ELECTRIC - 3.1%
19,900	AES Corp.	$ 264,471
5,400	Ameren Corp.	188,136
1,025	Avista Corp.	27,060
1,150	Black Hills Corp.	57,339
11,000	CMS Energy Corp.	289,520
3,500	DTE Energy Co.	230,930
12,100	Edison International	557,326
2,250	IDACORP, Inc.	108,900
925	MGE Energy, Inc.	50,459
2,900	National Fuel Gas Co.	199,404
8,300	Pinnacle West Capital Corp.	454,342
1,800	Portland General Electric Co.	50,814
600	UNS Energy Corp.	27,972
8,600	Wisconsin Energy Corp.	347,268
		2,853,941
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
650	Acuity Brands, Inc.	59,813
7,250	Advanced Energy Industries, Inc. *	127,020
200	Belden, Inc.	12,810
625	Coleman Cable, Inc.	13,194
1,375	EnerSys, Inc.	83,366
2,650	Generac Holdings, Inc.	112,996
9,050	SunPower Corp. - Cl. A *	236,748
		645,947
	ELECTRONICS - 1.1%
200	Analogic Corp.	16,528
3,475	Benchmark Electronics, Inc. *	79,543
15,100	Gentex Corp.	386,409
1,600	InvenSense, Inc. - Cl. A *	28,192
10,900	Jabil Circuit, Inc.	236,312
1,800	Methode Electronics, Inc.	50,400
11,200	Sanmina Corp. *	195,888
1,675	Taser International, Inc. *	24,974
		1,018,246
	ENERGY - ALTERNATE SOURCES - 0.5%
13,275	FutureFuel Corp.	238,419
9,825	Green Plains Renewable Energy, Inc.	157,691
6,250	Renewable Energy Group, Inc. *	94,687
		490,797
	ENGINEERING & CONSTRUCTION - 0.9%
19,600	AECOM Technology Corp. *	612,892
2,550	EMCOR Group, Inc.	99,781
3,750	Tutor Perini Corp. *	79,950
		792,623
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	ENTERTAINMENT - 1.3%
9,000	Bally Technologies, Inc. *	$ 648,540
13,000	International Game Technology	246,090
1,900	Marriott Vacations Worldwide Corp. *	83,600
625	Pinnacle Entertainment, Inc. *	15,656
12,000	Regal Entertainment Group - Cl. A	227,760
		1,221,646
	ENVIRONMENTAL CONTROL - 0.0%
300	Mine Safety Appliances Co.	15,483

	FOOD - 2.8%
850	Fresh Del Monte Produce, Inc.	25,228
675	Harris Teeter Supermarkets, Inc.	33,203
4,200	Hershey Co.	388,500
150	J&J Snack Foods Corp.	12,108
1,150	John B. Sanfilippo & Son, Inc.	26,669
23,100	Kroger Co.	931,854
75	Lancaster Colony Corp.	5,872
3,850	Pilgrim's Pride Corp. *	64,641
1,275	Sanderson Farms, Inc.	83,181
1,000	Spartan Stores, Inc.	22,060
5,725	SUPERVALU, Inc. *	47,117
200	TreeHouse Foods, Inc. *	13,366
32,500	Tyson Foods, Inc.	919,100
2	WhiteWave Foods Co. *	34
5	WhiteWave Foods Co. - Cl. A *	93
		2,573,026
	FOREST PRODUCTS & PAPER - 0.2%
2,100	KapStone Paper and Packaging Corp.	89,880
3,025	Resolute Forest Products, Inc. *	39,990
375	Schweitzer-Mauduit International, Inc.	22,699
525	Xerium Technologies, Inc. *	6,085
		158,654
	GAS - 1.5%
3,900	Atmos Energy Corp.	166,101
525	Chesapeake Utilities Corp.	27,557
2,175	New Jersey Resources Corp.	95,809
8,300	NiSource, Inc.	256,387
20,100	Vectren Corp.	670,335
2,600	WGL Holdings, Inc.	111,046
		1,327,235
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	HEALTHCARE PRODUCTS - 3.3%
4,700	Align Technology, Inc. *	$ 226,164
475	ArthroCare Corp. *	16,901
23,600	Boston Scientific Corp. *	277,064
125	Cyberonics, Inc. *	6,343
2,200	Greatbatch, Inc. *	74,866
2,100	Life Technologies Corp. *	157,143
2,750	Meridian Bioscience, Inc.	65,037
16,900	ResMed, Inc.	892,658
19,500	St. Jude Medical, Inc.	1,045,980
800	SurModics, Inc. *	19,024
450	Utah Medical Products, Inc.	26,748
2,050	West Pharmaceutical Services, Inc.	84,357
1,700	Zimmer Holdings, Inc.	139,638
		3,031,923
	HEALTHCARE SERVICES - 2.4%
2,675	Centene Corp. *	171,093
13,400	Cigna Corp.	1,029,924
2,500	HCA Holdings, Inc.	106,875
16,600	Health Net, Inc. *	526,220
3,050	HealthSouth Corp.	105,164
500	Kindred Healthcare, Inc.	6,715
1,450	LHC Group, Inc. *	34,017
1,825	Magellan Health Services, Inc. *	109,427
3,750	Triple-S Management Corp. - Cl. B *	68,982
		2,158,417
	HOME BUILDERS - 0.3%
2,800	MDC Holdings, Inc.	84,028
4,725	Ryland Group, Inc.	191,551
		275,579
	HOME FURNISHINGS - 0.9%
325	American Woodmark Corp. *	11,261
4,625	TiVo, Inc. *	57,535
5,200	Whirlpool Corp.	761,488
		830,284
	HOUSEHOLD PRODUCTS/WARES - 0.7%
14,300	Avery Dennison Corp.	622,336

	HOUSEWARES - 0.5%
8,400	Newell Rubbermaid, Inc.	231,000
3,500	Toro Co.	190,225
		421,225
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	INSURANCE - 4.6%
10,900	Allied World Assurance Co. Holdings AG	$ 1,083,351
331	Amtrust Financial Services, Inc.	12,909
1,925	EMC Insurance Group, Inc.	58,096
5,300	Employers Holdings, Inc.	157,622
7,750	Everest Re Group Ltd.	1,126,927
5,700	Hanover Insurance Group, Inc.	315,324
2,600	Kemper Corp.	87,360
7,000	Lincoln National Corp.	293,930
650	Montpelier Re Holdings Ltd.	16,933
6,275	Stewart Information Services Corp.	200,737
8,500	Symetra Financial Corp.	151,470
4,950	United Fire Group, Inc.	150,826
13,700	Validus Holdings Ltd.	506,626
		4,162,111
	INTERNET - 2.5%
350	Angie's List, Inc. *	7,875
5,775	comScore, Inc. *	167,302
2,000	Netflix, Inc. *	618,420
475	NIC, Inc.	10,977
4,725	Nutrisystem, Inc.	67,945
12,475	Orbitz Worldwide, Inc. *	120,134
7,400	Pandora Media, Inc. *	185,962
425	Sourcefire, Inc. *	32,266
25,500	Symantec Corp.	631,125
2,050	Trulia, Inc. *	96,411
8,250	United Online, Inc.	65,835
5,200	VeriSign, Inc. *	264,628
		2,268,880
	INVESTMENT COMPANIES - 0.0%
2,550	Apollo Investment Corp.	20,783

	IRON/STEEL - 1.0%
31,175	Commercial Metals Co.	528,416
25,100	Steel Dynamics, Inc.	419,421
		947,837
	LEISURE TIME - 0.3%
200	Arctic Cat, Inc.	11,410
6,900	Brunswick Corp.	275,379
		286,789
	MACHINERY - CONSTRUCTION & MINING - 0.2%
1,825	Hyster-Yale Materials Handling, Inc.	163,648

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	MACHINERY - DIVERSIFIED - 1.6%
14,800	AGCO Corp.	$ 894,216
850	Alamo Group, Inc.	41,573
700	Applied Industrial Technologies, Inc.	36,050
8,400	Babcock & Wilcox Co.	283,248
950	Cognex Corp.	29,792
3,400	Columbus McKinnon Corp. *	81,702
1,150	Lindsay Corp.	93,863
		1,460,444
	MEDIA - 1.4%
6,100	AMC Networks, Inc. *	417,728
20,800	Cablevision Systems Corp.	350,272
23,350	Entravision Communications Corp. - Cl. A	137,765
1,775	Gray Television, Inc. *	13,934
2,200	Liberty Media Corp. *	323,730
		1,243,429
	METAL FABRICATE/HARDWARE - 0.4%
1,725	CIRCOR International, Inc.	107,260
2,675	NN, Inc.	41,623
3,375	Olympic Steel, Inc.	93,757
4,600	Worthington Industries, Inc.	158,378
		401,018
	MINING - 0.5%
4,300	Compass Minerals International, Inc.	327,961
2,000	Kaiser Aluminum Corp.	142,500
		470,461
	MISCELLANEOUS MANUFACTURING - 2.5%
4,750	AO Smith Corp.	214,700
14,550	Federal Signal Corp. *	187,258
1,325	Hexcel Corp. *	51,410
13,700	ITT Corp.	492,515
1,900	John Bean Technologies Corp.	47,272
425	Koppers Holdings, Inc.	18,126
10,525	Smith & Wesson Holding Corp. *	115,670
3,400	SPX Corp.	287,776
1,325	Sturm Ruger & Co., Inc.	82,985
17,100	Trinity Industries, Inc.	775,485
		2,273,197
	OFFICE FURNISHINGS - 0.1%
2,525	Steelcase, Inc.	41,965

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	OIL & GAS - 4.3%
725	Adams Resources & Energy, Inc.	$ 40,245
13,700	Cabot Oil & Gas Corp.	511,284
3,550	Carrizo Oil & Gas, Inc. *	132,450
9,000	Chesapeake Energy Corp.	232,920
500	EPL Oil & Gas, Inc. *	18,555
5,200	Helmerich & Payne, Inc.	358,540
2,100	Marathon Petroleum Corp.	135,072
2,225	Matador Resources Co. *	36,334
7,300	Murphy Oil Corp.	440,336
1,825	Murphy USA, Inc. *	73,712
17,450	Oasis Petroleum, Inc. *	857,318
22,400	Southwestern Energy Co. *	814,912
2,450	Stone Energy Corp. *	79,453
3,750	Vaalco Energy, Inc. *	20,925
26,375	Warren Resources, Inc. *	77,279
4,300	Western Refining, Inc.	129,172
		3,958,507
	OIL & GAS SERVICES - 1.6%
6,475	Dril-Quip, Inc. *	743,006
4,475	Exterran Holdings, Inc. *	123,376
6,725	Matrix Service Co. *	131,944
5,600	Oceaneering International, Inc.	454,944
1	Superior Energy Services, Inc. *	25
1,225	Tesco Corp. *	20,298
		1,473,593
	PACKAGING & CONTAINERS - 1.2%
19,700	Packaging Corp. of America	1,124,673

	PHARMACEUTICALS - 3.0%
14,100	AmerisourceBergen Corp.	861,510
1,300	Anika Therapeutics, Inc. *	31,148
4,600	Array BioPharma, Inc. *	28,612
400	Auxilium Pharmaceuticals, Inc. *	7,292
625	Cornerstone Therapeutics, Inc. *	5,881
2,150	Insys Therapeutics, Inc. *	75,228
5,250	Isis Pharmaceuticals, Inc. *	197,085
5,000	Lannett Co., Inc. *	109,100
3,400	Pacira Pharmaceuticals, Inc. *	163,506
2,350	Pharmacyclics, Inc. *	325,287
2,900	PharMerica Corp. *	38,483
900	Questcor Pharmaceuticals, Inc.	52,200
1,300	Sagent Pharmaceuticals, Inc. *	26,520
5,650	Santarus, Inc. *	127,520
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	PHARMACEUTICALS - 3.0% (Cont.)
675	USANA Health Sciences, Inc. *	$ 58,583
26,900	Warner Chilcott PLC	614,665
		2,722,620
	PIPELINES - 0.0%
450	SemGroup Corp.	25,659

	REAL ESTATE - 0.7%
12,500	CBRE Group, Inc. - Cl. A *	289,125
14,950	HFF, Inc. - Cl. A	374,497
		663,622
	REITS - 6.6%
6,775	Altisource Residential Corp.	155,689
8,600	Annaly Capital Management, Inc.	99,588
14,775	Ashford Hospitality Trust, Inc.	182,323
32,800	Brandywine Realty Trust	432,304
17,700	CBL & Associates Properties, Inc.	338,070
26,100	Chimera Investment Corp.	79,344
11,500	Douglas Emmett, Inc.	269,905
9,500	General Growth Properties, Inc.	183,255
8,800	HCP, Inc.	360,360
2,500	Health Care REIT, Inc.	155,950
3,950	Highwoods Properties, Inc.	139,474
17,500	Hospitality Properties Trust	495,250
20,700	Host Hotels & Resorts, Inc.	365,769
14,700	Kimco Realty Corp.	296,646
1,325	LaSalle Hotel Properties	37,789
9,475	Lexington Realty Trust	106,404
3,200	Macerich Co.	180,608
3,900	Mack-Cali Realty Corp.	85,566
8,350	Pennsylvania Real Estate Investment Trust	156,145
1,200	Potlatch Corp.	47,616
5,525	Ramco-Gershenson Properties Trust	85,140
5,500	Rayonier, Inc.	306,075
6,700	Realty Income Corp.	266,325
15,575	RLJ Lodging Trust	365,857
650	Sovran Self Storage, Inc.	49,192
10,750	Sunstone Hotel Investors, Inc.	136,955
5,000	Ventas, Inc.	307,500
11,000	Weyerhaeuser Co.	314,930
		6,000,029
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	RETAIL - 6.4%
3,475	Asbury Automotive Group, Inc. *	$ 184,870
22,500	Best Buy Co., Inc.	843,750
1,275	Big 5 Sporting Goods Corp.	20,502
1,300	Buckle, Inc.	70,265
8,700	Burger King Worldwide, Inc.	169,824
375	Casey's General Stores, Inc.	27,563
5,225	Christopher & Banks Corp. *	37,672
1,125	Cracker Barrel Old Country Store, Inc.	116,145
925	DineEquity, Inc.	63,825
2,825	Express, Inc. *	66,642
17,700	GameStop Corp. - Cl. A	878,805
9,500	Gap, Inc.	382,660
6,025	hhgregg, Inc. *	107,908
925	HSN, Inc.	49,598
550	Jack in the Box, Inc. *	22,000
1,125	Lumber Liquidators Holdings, Inc. *	119,981
8,100	Macy's, Inc.	350,487
7,800	Nu Skin Enterprises, Inc.	746,772
4,550	O'Reilly Automotive, Inc. *	580,534
200	Papa John's International, Inc.	13,976
1,050	PC Connection, Inc.	15,845
2,725	Penske Automotive Group, Inc.	116,439
4,800	PetMed Express, Inc.	78,192
11,025	Rite Aid Corp. *	52,479
900	Sonic Corp. *	15,975
13,800	Staples, Inc.	202,170
600	Stein Mart, Inc.	8,232
3,000	Tractor Supply Co.	201,510
35,400	Wendy's Co.	300,192
		5,844,813
	SAVINGS & LOANS - 0.6%
8,400	Banc of California, Inc.	116,172
2,525	First Defiance Financial Corp.	59,060
7,175	Flagstar Bancorp, Inc. *	105,903
1,050	Home Federal Bancorp, Inc.	13,209
975	Provident Financial Holdings, Inc.	16,195
7,800	Washington Federal, Inc.	161,304
1,750	WSFS Financial Corp.	105,437
		577,280
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	SEMICONDUCTORS - 3.3%
4,525	Amkor Technology, Inc. *	$ 19,412
15,300	Applied Materials, Inc.	268,362
15,150	Axcelis Technologies, Inc. *	31,966
3,725	Cypress Semiconductor Corp.	34,791
1,375	Exar Corp. *	18,439
6,325	First Solar, Inc. *	254,328
6,500	International Rectifier Corp. *	161,005
12,575	Intersil Corp. - Cl. A	141,217
22,100	Linear Technology Corp.	876,486
19,400	Micron Technology, Inc. *	338,918
275	Microsemi Corp. *	6,669
300	Monolithic Power Systems, Inc.	9,084
2,875	Photronics, Inc. *	22,511
425	Power Integrations, Inc.	23,014
9,575	TriQuint Semiconductor, Inc. *	77,845
2,100	Ultra Clean Holdings, Inc. *	14,511
14,200	Xilinx, Inc.	665,412
		2,963,970
	SOFTWARE - 3.3%
5,675	Advent Software, Inc.	180,181
6,000	Aspen Technology, Inc. *	207,300
1,175	AVG Technologies NV *	28,129
30,800	Broadridge Financial Solutions, Inc.	977,900
550	CommVault Systems, Inc. *	48,306
575	Digital River, Inc. *	10,275
29,300	Electronic Arts, Inc. *	748,615
1,400	ManTech International Corp. - Cl. A	40,264
575	Medidata Solutions, Inc. *	56,885
1,400	Pegasystems, Inc.	55,734
1,200	PTC, Inc. *	34,116
450	Qlik Technologies, Inc. *	15,408
1,325	SYNNEX Corp. *	81,421
3,575	Take-Two Interactive Software, Inc. *	64,922
200	Ultimate Software Group, Inc. *	29,480
4,800	Workday, Inc. - Cl. A *	388,464
		2,967,400
	TELECOMMUNICATIONS - 2.3%
1,400	Alliance Fiber Optic Products, Inc.	28,658
100	Anixter International, Inc. *	8,766
11,275	ARRIS Group, Inc. *	192,351
350	Atlantic Tele-Network, Inc.	18,246
775	Black Box Corp.	23,746
750	Ciena Corp. *	18,735
2,600	Crown Castle International Corp. *	189,878
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	TELECOMMUNICATIONS - 2.3% (Cont.)
1,650	Finisar Corp. *	$ 37,339
6,000	Harmonic, Inc. *	46,140
10,200	Harris Corp.	604,860
6,100	IDT Corp.	108,275
11,875	Inteliquent, Inc.	114,712
2,425	InterDigital, Inc.	90,525
1,075	KVH Industries, Inc. *	14,835
23,450	RF Micro Devices, Inc. *	132,258
15,200	T-Mobile US, Inc.	394,744
2,650	Ubiquiti Networks, Inc.	89,013
1,250	USA Mobility, Inc.	17,700
250	West Corp.	5,543
		2,136,324
	TEXTILES - 0.1%
3,450	Culp, Inc.	64,549

	TOYS/GAMES/HOBBIES - 0.3%
6,400	Hasbro, Inc.	301,696

	TRANSPORTATION - 0.9%
5,200	Arkansas Best Corp.	133,484
1,075	Bristow Group, Inc.	78,217
2,000	Con-way, Inc.	86,180
4,400	JB Hunt Transport Services, Inc.	320,892
362	Saia, Inc. *	11,287
8,075	Swift Transportation Co. - Cl. A *	163,034
3,450	Ultrapetrol Bahamas Ltd. *	12,903
		805,997
	TRUCKING & LEASING - 0.2%
1,100	AMERCO	202,543

	WATER - 0.5%
8,700	American Water Works Co., Inc.	359,136
7,925	Consolidated Water Co. Ltd.	118,637
		477,773

	TOTAL COMMON STOCK (Cost - $75,440,781)	90,223,492

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
974,000	STIT - Liquid Assets Portfolio, to yield 0.0% (Cost - $974,000) (a)	$ 974,000

	TOTAL INVESTMENTS - 100.0% (Cost - $76,414,781) (b)	$ 91,197,492
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(10,282)
	NET ASSETS - 100.0%	$ 91,187,210

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2013.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,418,013 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 15,420,444
	Unrealized depreciation:	(640,965)
	Net unrealized appreciation:	$ 14,779,479

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Portfolios' investments measured at fair value:

Jefferson National Balanced Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,528,400	$ -	$ -	$ 13,528,400
Bonds & Notes	-	5,778,046	-	5,778,046
Short-Term Investments	387,752	-	-	387,752
Total	$ 13,916,152	$ 5,778,046	$ -	$ 19,694,198

Jefferson National Equity Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 90,223,492	$ -	$ -	$ 90,223,492
Short-Term Investments	974,000	-	-	974,000
Total	$ 91,197,492	$ -	$ -	$ 91,197,492

The Portfolios did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios' policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for security classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/27/13